OPERATING LEASES (Schedule of Future Minimum Rental Revenues) (Details) (USD $)	Sep. 30, 2014
OPERATING LEASES [Abstract]
2014	$ 33,750
2015	136,013
2016	140,093
2017	144,296
2018	148,625
Thereafter	944,847
Total minimal rental revenues	$ 1,547,624